Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	300,000	300,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	17,353,987			2,225,000
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share				2,000,000
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share				575,000
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	756,667